                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                   FORM N-CSRS

Investment Company Act file number 811-07507

                          SCUDDER INVESTMENTS VIT FUNDS
                ------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                   One South Street, Baltimore, Maryland 21202
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code: (212) 454-7190
                                                            --------------

                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     ---------------------------------------
                     (Name and Address of Agent for Service)

Date of fiscal year end:        12/31

Date of reporting period:       06/30/2005

ITEM 1.  REPORT TO STOCKHOLDERS

Scudder Investments VIT Funds

Semiannual Report

June 30, 2005

Scudder VIT Equity 500 Index Fund

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Management Summary

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Proxy Voting

This report must be preceded or accompanied by a prospectus. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

The fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The fund is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the fund will be able to mirror the S&P 500 Index closely enough to track its performance. Please read both the contract and underlying prospectus for specific details regarding the product's investments and risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary as of June 30, 2005

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the Fund's most recent performance call 1-800-621-1048. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Fund or any variable life insurance policy or variable annuity contract for which the Fund is an investment option. These charges and fees will reduce returns.

Growth of an Assumed $10,000 Investment in Scudder VIT Equity 500 Index Fund from 10/1/1997 to 6/30/2005
[] Scudder VIT Equity 500 Index Fund — Class A [] S&P 500 Index

The Standard & Poor's (S&P) 500 Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. "Standard & Poor's," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies Inc., and have been licensed for use by the Fund's investment advisor. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results (as of June 30, 2005)
Scudder VIT Equity 500 Index Fund		6-Month*	1-Year	3-Year	5-Year	Life of Class*
Class A	Growth of $10,000	$9,909	$10,609	$12,591	$8,736	$13,730
	Total return	-.91	6.09%	7.98%	-2.67%	4.18%
S&P 500 Index	Growth of $10,000	$9,919	$10,632	$12,696	$8,868	$14,138
	Total return	-.81%	6.32%	8.28%	-2.37%	4.57%
Scudder VIT Equity 500 Index Fund			6-Month*	1-Year	3-Year	Life of Class**
Class B	Growth of $10,000		$9,892	$10,573	$12,498	$11,500
	Total return		-1.08%	5.73%	7.71%	4.51%
S&P 500 Index	Growth of $10,000		$9,919	$10,632	$12,696	$11,705
	Total return		-.81%	6.32%	8.28%	5.10%

The growth of $10,000 is cumulative.

* Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on October 1, 1997. Index returns begin September 30, 1997.

** The Fund commenced offering Class B shares on April 30, 2002. Index returns begin April 30, 2002.

Information concerning portfolio holdings of the Fund as of a month end is available upon request no earlier than 15 days after the month end. Please call 1-800-621-1048.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended June 30, 2005.

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2005
Actual Fund Return	Class A	Class B
Beginning Account Value 1/1/05	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/05	$ 990.90	$ 989.20
Expenses Paid per $1,000*	$ 1.33	$ 2.56
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/05	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/05	$ 1,023.46	$ 1,022.22
Expenses Paid per $1,000*	$ 1.35	$ 2.61

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B
Scudder VIT Equity 500 Index Fund	.27%	.52%

For more information, please refer to the Fund's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option.

Management Summary June 30, 2005

In the early months of 2005, the market rally that occurred at the end of 2004 ended as economic trends appeared less encouraging. Concern mounted about whether rising energy prices would spark more-generalized inflation, with its negative effects on consumer spending and business investment. These factors generated considerable uncertainty about future trends in economic growth and corporate earnings, pushing the market lower in March and April.

The market rallied again in May, responding to record corporate profits, improving consumer sentiment and an upward revision in reported economic growth for the first quarter of 2005. In June, the market was volatile, with no real direction, as positive trends in consumer confidence and employment were offset by negative trends in capital goods orders and rising prices of oil and other key commodities. At the end of June, the S&P 500 Index was quite close to its level at the beginning of the year; the total return of the index for the six-month period had dipped -0.81%.

For the six-month period ended June 30, 2005, the fund returned -0.91% (Class A shares, unadjusted for contract charges). Since the fund's investment strategy is to replicate, as closely as possible, before the deduction of expenses, the performance of the S&P 500 Index, the fund's return is normally close to the return of the index.

For the six months ended June 30, 2005, six of the 10 industry sectors within the S&P 500 had negative returns, and four sectors had positive returns. Driven by rising oil prices, energy was the strongest sector by far, with a return of 19.89%, followed by utilities, which had a return of 15.24%. Health care had a return of 3.51%, and consumer staples was slightly positive, with a return of 0.03%. The weakest sector was materials, with a return of -7.49%. Other negative sectors were consumer discretionary (-6.54%), information technology (-5.74%), industrials (-4.83%), telecommunications (-4.49%) and financials (-2.33%). In terms of noteworthy industry news, US automakers drew unwelcome attention and came under pressure after rating agencies downgraded Ford Motor Co. and General Motors Corp., in some cases to below investment grade. The two auto manufacturers have been suffering from declining market share and high pension costs.

The best semiannual total return among the S&P 500 Index stocks came from EOG Resources Inc., one of the largest independent oil and natural gas companies in the United States. The worst-performing individual stock based on total return was JDS Uniphase Corp., a maker of fiber optics components for the communications industry. Over the six-month period, six companies were deleted from the index and six were added. Among these dozen companies, Adolph Coors Company was deleted, replaced by Molson Coors Brewing Co., as Coors and Molson merged. Sears, Roebuck & Co. was replaced by Sears Holdings Corp., following the merger between Sears and Kmart Holding Corp.

For many investors, we believe that holding an index fund such as this one is advantageous because it offers broad exposure to the equity market at a relatively low cost.

James B. Francis

Portfolio Manager
Northern Trust Investments, N.A. (NTI), Subadvisor to the Fund

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For the fund's most recent performance call 1-800-621-1048. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the fund or any variable life insurance policy or variable annuity contract for which the fund is an investment option. These charges and fees will reduce returns.

Risk Considerations

The fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The fund is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the fund will be able to mirror the S&P 500 Index closely enough to track its performance. Please read both the contract and underlying prospectus for specific details regarding the product's investments and risk profile.

The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2005, and may not come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary

Asset Allocation (Excludes Securities Lending Collateral)	6/30/05

Common Stocks	99%
Cash Equivalents	1%
100%
Sector Diversification (As a % of Common Stocks)	6/30/05

Financials	20%
Information Technology	15%
Health Care	13%
Consumer Discretionary	12%
Industrials	11%
Consumer Staples	10%
Energy	9%
Utilities	4%
Telecommunication Services	3%
Materials	3%
100%
Ten Largest Equity Holdings (20.8% of Net Assets)
1. General Electric Co. Industrial conglomerate	3.3%
2. ExxonMobil Corp. Explorer and producer of oil and gas	3.3%
3. Microsoft Corp. Developer of computer software	2.3%
4. Citigroup, Inc. Provider of diversified financial services	2.2%
5. Pfizer, Inc. Manufacturer of prescription pharmaceuticals and non-prescription self medications	1.9%
6. Johnson & Johnson Provider of health care products	1.7%
7. Bank of America Corp. Provider of commercial banking services	1.7%
8. Wal-Mart Stores, Inc. Operator of discount stores	1.5%
9. Intel Corp. Designer, manufacturer and seller of computer components and related products	1.5%
10. American International Group, Inc. Provider of insurance services	1.4%

Asset allocation, sector diversification, and portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 8. A quarterly fact sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to scudder.com on the 15th of the following month.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of June 30, 2005 (Unaudited)

	Shares	Value ($)

Common Stocks 99.3%
Consumer Discretionary 11.4%
Auto Components 0.2%
Cooper Tire & Rubber Co.	7,200	133,704
Dana Corp.	10,685	160,382
Delphi Corp.	42,273	196,569
Goodyear Tire & Rubber Co.* (e)	15,900	236,910
Johnson Controls, Inc.	14,000	788,620
Visteon Corp.	12,836	77,401
		1,593,586
Automobiles 0.5%
Ford Motor Co.	147,302	1,508,373
General Motors Corp. (e)	43,530	1,480,020
Harley-Davidson, Inc.	24,000	1,190,400
		4,178,793
Distributors 0.1%
Genuine Parts Co.	12,000	493,080
Diversified Consumer Services 0.2%
Apollo Group, Inc. "A"*	13,763	1,076,542
H&R Block, Inc.	14,200	828,570
		1,905,112
Hotels Restaurants & Leisure 1.5%
Carnival Corp.	42,400	2,312,920
Darden Restaurants, Inc.	11,050	364,429
Harrah's Entertainment, Inc.	14,400	1,037,808
Hilton Hotels Corp.	28,100	670,185
International Game Technology	25,968	730,999
Marriott International, Inc. "A"	16,900	1,152,918
McDonald's Corp.	101,800	2,824,950
Starbucks Corp.*	32,600	1,684,116
Starwood Hotels & Resorts Worldwide, Inc.	16,832	985,850
Wendy's International, Inc.	10,200	486,030
YUM! Brands, Inc.	21,900	1,140,552
		13,390,757
Household Durables 0.6%
Black & Decker Corp.	5,700	512,145
Centex Corp.	9,400	664,298
Fortune Brands, Inc.	12,100	1,074,480
KB Home	7,200	548,856
Leggett & Platt, Inc.	12,700	337,566
Maytag Corp.	8,100	126,846
Newell Rubbermaid, Inc.	19,024	453,532
Pulte Homes, Inc.	8,800	741,400
Snap-on, Inc.	3,400	116,620
The Stanley Works	7,100	323,334
Whirlpool Corp.	5,800	406,638
		5,305,715
Internet & Catalog Retail 0.4%
eBay, Inc.*	95,162	3,141,298
Leisure Equipment & Products 0.2%
Brunswick Corp.	7,000	303,240
Eastman Kodak Co.	24,200	649,770
Hasbro, Inc.	12,859	267,339
Mattel, Inc.	30,200	552,660
		1,773,009
	Shares	Value ($)

Media 3.6%
Clear Channel Communications, Inc.	43,634	1,349,600
Comcast Corp. "A"*	177,386	5,445,750
Dow Jones & Co., Inc.	6,700	237,515
Gannett Co., Inc.	19,600	1,394,148
Interpublic Group of Companies, Inc.*	34,400	418,992
Knight-Ridder, Inc.	6,400	392,576
McGraw-Hill Companies, Inc.	32,100	1,420,425
Meredith Corp.	2,900	142,274
New York Times Co. "A"	9,500	295,925
News Corp. "A"	231,700	3,748,906
Omnicom Group, Inc.	15,400	1,229,844
Time Warner, Inc.*	360,848	6,029,770
Tribune Co.	24,425	859,272
Univision Communications, Inc. "A"*	21,800	600,590
Viacom, Inc. "B"	126,025	4,035,320
Walt Disney Co.	164,600	4,144,628
		31,745,535
Multiline Retail 1.3%
Big Lots, Inc.*	6,800	90,032
Dillard's, Inc. "A"	6,500	152,230
Dollar General Corp.	24,847	505,885
Family Dollar Stores, Inc.	12,726	332,148
Federated Department Stores, Inc.	13,900	1,018,592
J.C. Penney Co., Inc.	20,600	1,083,148
Kohl's Corp.*	24,900	1,392,159
May Department Stores Co.	22,750	913,640
Nordstrom, Inc.	10,700	727,279
Sears Holdings Corp.*	7,341	1,100,196
Target Corp.	72,000	3,917,520
		11,232,829
Specialty Retail 2.4%
AutoNation, Inc.*	18,200	373,464
AutoZone, Inc.*	5,500	508,530
Bed Bath & Beyond, Inc.*	25,100	1,048,678
Best Buy Co., Inc.	22,950	1,573,222
Circuit City Stores, Inc.	15,500	267,995
Home Depot, Inc.	172,600	6,714,140
Limited Brands, Inc.	32,476	695,636
Lowe's Companies, Inc. (e)	61,100	3,557,242
Office Depot, Inc.*	23,400	534,456
OfficeMax, Inc.	7,000	208,390
RadioShack Corp.	12,900	298,893
Staples, Inc.	61,075	1,302,119
The Gap, Inc.	60,825	1,201,294
The Sherwin-Williams Co.	9,400	442,646
Tiffany & Co.	10,300	337,428
TJX Companies, Inc.	38,200	930,170
Toys "R" Us, Inc.*	17,200	455,456
		20,449,759
Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc.*	28,900	970,173
Jones Apparel Group, Inc.	8,197	254,435
Liz Claiborne, Inc.	7,400	294,224
NIKE, Inc. "B"	19,000	1,645,400
Reebok International Ltd.	5,300	221,699
	Shares	Value ($)

VF Corp.	7,900	452,038
		3,837,969
Consumer Staples 10.1%
Beverages 2.2%
Anheuser-Busch Companies, Inc.	60,300	2,758,725
Brown-Forman Corp. "B"	7,400	447,404
Coca-Cola Co.	178,400	7,448,200
Coca-Cola Enterprises, Inc.	28,800	633,888
Molson Coors Brewing Co. "B"	6,000	372,000
Pepsi Bottling Group, Inc.	16,592	474,697
PepsiCo, Inc.	134,560	7,256,821
		19,391,735
Food & Staples Retailing 2.8%
Albertsons, Inc.	31,942	660,561
Costco Wholesale Corp.	38,600	1,730,052
CVS Corp.	65,400	1,901,178
Kroger Co.*	54,700	1,040,941
Safeway, Inc.*	33,800	763,542
SUPERVALU, Inc.	9,100	296,751
Sysco Corp.	48,800	1,766,072
Wal-Mart Stores, Inc.	266,800	12,859,760
Walgreen Co.	81,500	3,748,185
		24,767,042
Food Products 1.2%
Archer-Daniels-Midland Co.	51,175	1,094,121
Campbell Soup Co.	26,800	824,636
ConAgra Foods, Inc.	38,300	887,028
General Mills, Inc.	30,664	1,434,769
H.J. Heinz Co.	26,200	928,004
Kellogg Co.	29,800	1,324,312
McCormick & Co, Inc.	8,700	284,316
Sara Lee Corp.	62,600	1,240,106
The Hershey Co.	16,200	1,006,020
William Wrigley Jr. Co.	15,700	1,080,788
		10,104,100
Household Products 1.8%
Clorox Co.	13,500	752,220
Colgate-Palmolive Co.	43,100	2,151,121
Kimberly-Clark Corp.	39,500	2,472,305
Procter & Gamble Co.	198,327	10,461,749
		15,837,395
Personal Products 0.7%
Alberto-Culver Co. "B"	5,800	251,314
Avon Products, Inc.	35,900	1,358,815
Gillette Co.	79,900	4,045,337
		5,655,466
Tobacco 1.4%
Altria Group, Inc.	162,800	10,526,648
Reynolds American, Inc.	8,800	693,440
UST, Inc.	13,500	616,410
		11,836,498
Energy 8.7%
Energy Equipment & Services 1.3%
Baker Hughes, Inc.	28,640	1,465,223
BJ Services Co.	13,500	708,480
Halliburton Co.	38,700	1,850,634
Nabors Industries Ltd.*	10,094	611,898
National-Oilwell Varco, Inc.*	12,600	599,004
Noble Corp.	11,900	731,969
	Shares	Value ($)

Rowan Companies, Inc.	10,100	300,071
Schlumberger Ltd.	45,500	3,455,270
Transocean, Inc.*	24,420	1,317,947
		11,040,496
Oil, Gas & Consumable Fuels 7.4%
Amerada Hess Corp.	6,300	671,013
Anadarko Petroleum Corp.	17,821	1,463,995
Apache Corp.	26,912	1,738,515
Burlington Resources, Inc.	31,900	1,762,156
ChevronTexaco Corp.	165,566	9,258,451
ConocoPhillips	111,688	6,420,943
Devon Energy Corp.	39,300	1,991,724
El Paso Corp.	47,586	548,191
EOG Resources, Inc.	17,900	1,016,720
ExxonMobil Corp.	504,417	28,988,845
Kerr-McGee Corp.	8,420	642,530
Kinder Morgan, Inc.	9,600	798,720
Marathon Oil Corp.	28,700	1,531,719
Occidental Petroleum Corp.	32,500	2,500,225
Sunoco, Inc.	6,000	682,080
Unocal Corp.	21,300	1,385,565
Valero Energy Corp.	19,800	1,566,378
Williams Companies, Inc.	47,023	893,437
XTO Energy, Inc.	26,100	887,139
		64,748,346
Financials 20.2%
Banks 6.4%
AmSouth Bancorp.	24,900	647,400
Bank of America Corp.	319,410	14,568,290
BB&T Corp.	41,300	1,650,761
Comerica, Inc.	15,100	872,780
Compass Bancshares, Inc.	7,900	355,500
Fifth Third Bancorp	43,342	1,786,124
First Horizon National Corp.	11,100	468,420
Golden West Financial Corp.	22,000	1,416,360
Huntington Bancshares, Inc.	15,650	377,791
KeyCorp.	32,800	1,087,320
M&T Bank Corp.	8,300	872,828
Marshall & Ilsley Corp.	14,800	657,860
National City Corp.	49,700	1,695,764
North Fork Bancorp., Inc.	34,450	967,700
PNC Financial Services Group	24,000	1,307,040
Regions Financial Corp.	34,226	1,159,577
Sovereign Bancorp, Inc.	26,651	595,383
SunTrust Banks, Inc.	28,100	2,029,944
Synovus Financial Corp.	21,850	626,440
US Bancorp. (e)	149,770	4,373,284
Wachovia Corp.	127,321	6,315,122
Washington Mutual, Inc.	71,248	2,899,081
Wells Fargo & Co.	134,800	8,300,984
Zions Bancorp.	8,400	617,652
		55,649,405
Capital Markets 2.7%
Bank of New York Co., Inc.	64,800	1,864,944
Bear Stearns Companies, Inc.	9,572	994,914
Charles Schwab Corp.	88,600	999,408
E*TRADE Financial Corp.*	32,300	451,877
Federated Investors, Inc. "B"	6,400	192,064
Franklin Resources, Inc.	16,700	1,285,566
Janus Capital Group, Inc.	16,300	245,152
Lehman Brothers Holdings, Inc.	21,222	2,106,920
Mellon Financial Corp.	36,700	1,052,923
	Shares	Value ($)

Merrill Lynch & Co., Inc.	73,600	4,048,736
Morgan Stanley	87,000	4,564,890
Northern Trust Corp.	14,300	651,937
State Street Corp.	25,000	1,206,250
T. Rowe Price Group, Inc.	11,000	688,600
The Goldman Sachs Group, Inc.	34,800	3,550,296
		23,904,477
Consumer Finance 1.3%
American Express Co.	94,300	5,019,589
Capital One Financial Corp.	18,900	1,512,189
MBNA Corp.	103,140	2,698,142
Providian Financial Corp.*	25,200	444,276
SLM Corp.	35,200	1,788,160
		11,462,356
Diversified Financial Services 4.8%
CIT Group, Inc.	17,300	743,381
Citigroup, Inc.	412,274	19,059,427
Countrywide Financial Corp.	44,698	1,725,790
Fannie Mae	75,800	4,426,720
Freddie Mac	55,400	3,613,742
JPMorgan Chase & Co.	279,244	9,862,898
MGIC Investment Corp.	6,900	450,018
Moody's Corp.	21,800	980,128
Principal Financial Group, Inc.	21,800	913,420
		41,775,524
Insurance 4.4%
ACE Ltd.	21,100	946,335
AFLAC, Inc.	39,300	1,700,904
Allstate Corp.	55,300	3,304,175
Ambac Financial Group, Inc.	9,350	652,256
American International Group, Inc.	205,389	11,933,101
Aon Corp.	27,000	676,080
Chubb Corp.	15,100	1,292,711
Cincinnati Financial Corp.	11,408	451,300
Hartford Financial Services Group, Inc.	24,351	1,820,968
Jefferson-Pilot Corp.	9,300	468,906
Lincoln National Corp.	15,700	736,644
Loews Corp.	12,800	992,000
Marsh & McLennan Companies, Inc.	40,300	1,116,310
MBIA, Inc.	12,200	723,582
MetLife, Inc.	60,000	2,696,400
Progressive Corp.	15,200	1,501,912
Prudential Financial, Inc.	42,800	2,810,248
Safeco Corp.	11,200	608,608
The St. Paul Travelers Companies, Inc.	53,056	2,097,303
Torchmark Corp.	7,500	391,500
UnumProvident Corp.	24,649	451,570
XL Capital Ltd. "A"	11,200	833,504
		38,206,317
Real Estate 0.6%
Apartment Investment & Management Co. "A" (REIT)	7,100	290,532
Archstone-Smith Trust (REIT)	13,400	517,508
Equity Office Properties Trust (REIT)	34,700	1,148,570
Equity Residential (REIT)	24,800	913,136
Plum Creek Timber Co., Inc. (REIT)	12,400	450,120
ProLogis (REIT)	12,200	490,928
Simon Property Group, Inc. (REIT)	18,800	1,362,812
		5,173,606
	Shares	Value ($)

Health Care 13.3%
Biotechnology 1.3%
Amgen, Inc.*	99,908	6,040,438
Applera Corp. — Applied Biosystems Group	13,300	261,611
Biogen Idec, Inc.*	25,690	885,020
Chiron Corp.*	12,200	425,658
Genzyme Corp.*	20,400	1,225,836
Gilead Sciences, Inc.*	33,208	1,460,820
MedImmune, Inc.*	21,400	571,808
		10,871,191
Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.	4,600	381,800
Baxter International, Inc.	50,700	1,880,970
Becton, Dickinson & Co.	21,200	1,112,364
Biomet, Inc.	21,425	742,162
Boston Scientific Corp.*	61,800	1,668,600
C.R. Bard, Inc.	7,400	492,174
Fisher Scientific International, Inc.*	8,600	558,140
Guidant Corp.	25,200	1,695,960
Hospira, Inc.*	11,280	439,920
Medtronic, Inc.	97,200	5,033,988
Millipore Corp.*	3,100	175,863
PerkinElmer, Inc.	8,100	153,090
St. Jude Medical, Inc.*	27,444	1,196,833
Stryker Corp.	30,902	1,469,699
Thermo Electron Corp.*	10,900	292,883
Waters Corp.*	8,700	323,379
Zimmer Holdings, Inc.*	18,864	1,436,871
		19,054,696
Health Care Providers & Services 2.7%
Aetna, Inc.	22,700	1,880,014
AmerisourceBergen Corp.	7,684	531,348
Cardinal Health, Inc.	33,449	1,925,993
Caremark Rx, Inc.*	37,200	1,656,144
CIGNA Corp.	10,900	1,166,627
Express Scripts, Inc.*	13,200	659,736
HCA, Inc.	33,700	1,909,779
Health Management Associates, Inc. "A"	17,700	463,386
Humana, Inc.*	13,700	544,438
IMS Health, Inc.	16,300	403,751
Laboratory Corp. of America Holdings*	10,100	503,990
Manor Care, Inc.	7,900	313,867
McKesson Corp.	24,325	1,089,517
Medco Health Solutions, Inc.*	21,766	1,161,434
Quest Diagnostics, Inc.	14,644	780,086
Tenet Healthcare Corp.*	34,150	417,996
UnitedHealth Group, Inc.	100,300	5,229,642
WellPoint, Inc.*	46,328	3,226,282
		23,864,030
Pharmaceuticals 7.1%
Abbott Laboratories	125,000	6,126,250
Allergan, Inc.	11,000	937,640
Bristol-Myers Squibb Co.	157,346	3,930,503
Eli Lilly & Co.	90,700	5,052,897
Forest Laboratories, Inc.*	27,000	1,048,950
Johnson & Johnson	234,318	15,230,670
King Pharmaceuticals, Inc.*	16,321	170,065
Merck & Co., Inc. (e)	174,562	5,376,510
Mylan Laboratories, Inc.	20,300	390,572
	Shares	Value ($)

Pfizer, Inc.	589,343	16,254,080
Schering-Plough Corp.	115,500	2,201,430
Watson Pharmaceuticals, Inc.*	8,400	248,304
Wyeth	107,200	4,770,400
		61,738,271
Industrials 11.1%
Aerospace & Defense 2.2%
Boeing Co.	65,500	4,323,000
General Dynamics Corp.	16,600	1,818,364
Goodrich Corp.	10,000	409,600
Honeywell International, Inc.	69,175	2,533,880
L-3 Communications Holdings, Inc.	8,300	635,614
Lockheed Martin Corp.	33,000	2,140,710
Northrop Grumman Corp.	27,142	1,499,596
Raytheon Co.	34,900	1,365,288
Rockwell Collins, Inc.	13,100	624,608
United Technologies Corp.	82,800	4,251,780
		19,602,440
Air Freight & Logistics 1.0%
FedEx Corp.	23,660	1,916,697
Ryder System, Inc.	4,200	153,720
United Parcel Service, Inc. "B"	89,872	6,215,547
		8,285,964
Airlines 0.1%
Delta Air Lines, Inc.* (e)	16,100	60,536
Southwest Airlines Co.	56,925	792,965
		853,501
Building Products 0.2%
American Standard Companies, Inc.	14,800	620,416
Masco Corp.	37,000	1,175,120
		1,795,536
Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc.*	21,400	169,702
Avery Dennison Corp.	7,500	397,200
Cendant Corp.	86,193	1,928,138
Cintas Corp.	11,200	432,320
Equifax, Inc.	9,300	332,103
Monster Worldwide, Inc.*	10,619	304,553
Pitney Bowes, Inc.	16,700	727,285
R.R. Donnelley & Sons Co.	15,000	517,650
Robert Half International, Inc.	12,000	299,640
Waste Management, Inc.	44,397	1,258,211
		6,366,802
Construction & Engineering 0.1%
Fluor Corp.	7,600	437,684
Electrical Equipment 0.4%
American Power Conversion Corp.	15,700	370,363
Cooper Industries Ltd. "A"	6,500	415,350
Emerson Electric Co.	33,400	2,091,842
Rockwell Automation, Inc.	14,600	711,166
		3,588,721
Industrial Conglomerates 4.5%
3M Co.	60,200	4,352,460
General Electric Co.	837,500	29,019,375
Textron, Inc.	9,900	750,915
Tyco International Ltd.	161,206	4,707,215
		38,829,965
	Shares	Value ($)

Machinery 1.4%
Caterpillar, Inc.	26,500	2,525,715
Cummins, Inc.	4,000	298,440
Danaher Corp.	23,000	1,203,820
Deere & Co.	19,400	1,270,506
Dover Corp.	17,900	651,202
Eaton Corp.	11,300	676,870
Illinois Tool Works, Inc.	22,800	1,816,704
Ingersoll-Rand Co. "A"	12,900	920,415
ITT Industries, Inc.	8,100	790,803
Navistar International Corp.*	6,100	195,200
PACCAR, Inc.	14,525	987,700
Pall Corp.	7,700	233,772
Parker-Hannifin Corp.	9,500	589,095
		12,160,242
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	31,300	1,473,604
CSX Corp.	16,800	716,688
Norfolk Southern Corp.	33,300	1,030,968
Union Pacific Corp.	19,500	1,263,600
		4,484,860
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	7,700	421,883
Information Technology 15.1%
Communications Equipment 2.6%
ADC Telecommunications, Inc.*	8,400	182,868
Andrew Corp.*	15,000	191,400
Avaya, Inc.*	35,830	298,106
CIENA Corp.*	47,900	100,111
Cisco Systems, Inc.*	509,800	9,742,278
Comverse Technologies, Inc.*	17,098	404,368
Corning, Inc.*	113,649	1,888,846
JDS Uniphase Corp.*	108,455	164,852
Lucent Technologies, Inc.*	360,260	1,048,356
Motorola, Inc.	196,981	3,596,873
QUALCOMM, Inc.	129,100	4,261,591
Scientific-Atlanta, Inc.	11,900	395,913
Tellabs, Inc.*	40,500	352,350
		22,627,912
Computers & Peripherals 3.6%
Apple Computer, Inc.*	64,100	2,359,521
Dell, Inc.*	196,000	7,743,960
EMC Corp.*	193,300	2,650,143
Gateway, Inc.*	26,300	86,790
Hewlett-Packard Co.	231,626	5,445,527
International Business Machines Corp.	128,655	9,546,201
Lexmark International, Inc. "A"*	10,600	687,198
NCR Corp.*	13,600	477,632
Network Appliance, Inc.*	30,100	850,927
QLogic Corp.*	8,100	250,047
Sun Microsystems, Inc.*	275,400	1,027,242
		31,125,188
Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	32,718	753,168
Jabil Circuit, Inc.*	13,300	408,709
Molex, Inc.	13,700	356,748
Sanmina-SCI Corp.*	45,500	248,885
Solectron Corp.*	70,500	267,195
Symbol Technologies, Inc.	16,450	162,362
	Shares	Value ($)

Tektronix, Inc.	5,500	127,985
		2,325,052
Internet Software & Services 0.4%
Yahoo!, Inc.*	102,200	3,541,230
IT Consulting & Services 1.1%
Affiliated Computer Services, Inc. "A"*	9,200	470,120
Automatic Data Processing, Inc.	46,400	1,947,408
Computer Sciences Corp.*	14,200	620,540
Convergys Corp.*	9,700	137,934
Electronic Data Systems Corp.	43,200	831,600
First Data Corp.	61,919	2,485,429
Fiserv, Inc.*	16,601	713,013
Paychex, Inc.	30,100	979,454
Sabre Holdings Corp.	8,290	165,385
SunGard Data Systems, Inc.*	22,700	798,359
Unisys Corp.*	23,100	146,223
		9,295,465
Office Electronics 0.1%
Xerox Corp.*	72,800	1,003,912
Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc.*	32,900	570,486
Altera Corp.*	31,500	624,330
Analog Devices, Inc.	28,300	1,055,873
Applied Materials, Inc.	129,200	2,090,456
Applied Micro Circuits Corp.*	29,400	75,264
Broadcom Corp. "A"*	22,756	808,066
Freescale Semiconductor, Inc. "B"*	30,032	636,078
Intel Corp.	490,900	12,792,854
KLA-Tencor Corp.	16,500	721,050
Linear Technology Corp.	25,800	946,602
LSI Logic Corp.*	29,400	249,606
Maxim Integrated Products, Inc.	27,200	1,039,312
Micron Technology, Inc.*	45,539	464,953
National Semiconductor Corp.	26,500	583,795
Novellus Systems, Inc.*	12,500	308,875
NVIDIA Corp.*	14,000	374,080
PMC-Sierra, Inc.*	17,424	162,566
Teradyne, Inc.*	17,500	209,475
Texas Instruments, Inc.	134,491	3,775,162
Xilinx, Inc.	29,200	744,600
		28,233,483
Software 3.8%
Adobe Systems, Inc.	38,000	1,087,560
Autodesk, Inc.	19,000	653,030
BMC Software, Inc.*	15,900	285,405
Citrix Systems, Inc.*	14,800	320,568
Computer Associates International, Inc.	40,650	1,117,062
Compuware Corp.*	28,100	202,039
Electronic Arts, Inc.*	25,000	1,415,250
Intuit, Inc.*	15,700	708,227
Mercury Interactive Corp.*	7,400	283,864
Microsoft Corp.	799,400	19,857,096
Novell, Inc.*	34,200	212,040
Oracle Corp.*	359,300	4,742,760
Parametric Technology Corp.*	15,000	95,700
Siebel Systems, Inc.*	43,984	391,458
Symantec Corp.*	55,000	1,195,700
VERITAS Software Corp.*	34,636	845,118
		33,412,877
	Shares	Value ($)

Materials 2.9%
Chemicals 1.6%
Air Products & Chemicals, Inc.	19,300	1,163,790
Ashland, Inc.*	6,000	431,220
Dow Chemical Co.	76,816	3,420,617
E.I. du Pont de Nemours & Co.	79,545	3,421,230
Eastman Chemical Co.	7,000	386,050
Ecolab, Inc.	16,500	533,940
Engelhard Corp.	8,500	242,675
Great Lakes Chemical Corp.	5,000	157,350
Hercules, Inc.*	6,400	90,560
International Flavors & Fragrances, Inc.	5,700	206,454
Monsanto Co.	20,321	1,277,581
PPG Industries, Inc.	12,500	784,500
Praxair, Inc.	24,200	1,127,720
Rohm & Haas Co.	14,542	673,876
Sigma-Aldrich Corp.	6,700	375,468
		14,293,031
Construction Materials 0.1%
Vulcan Materials Co.	7,100	461,429
Containers & Packaging 0.2%
Ball Corp.	9,300	334,428
Bemis Co., Inc.	6,200	164,548
Pactiv Corp.*	9,700	209,326
Sealed Air Corp.*	5,853	291,421
Temple-Inland, Inc.	9,900	367,785
		1,367,508
Metals & Mining 0.6%
Alcoa, Inc.	68,676	1,794,504
Allegheny Technologies, Inc.	8,350	184,201
Freeport-McMoRan Copper & Gold, Inc. "B"*	14,200	531,648
Newmont Mining Corp.	35,000	1,366,050
Nucor Corp.	12,300	561,126
Phelps Dodge Corp.	7,320	677,100
United States Steel Corp.	9,800	336,826
		5,451,455
Paper & Forest Products 0.4%
Georgia-Pacific Corp.	18,977	603,469
International Paper Co.	40,908	1,235,831
Louisiana-Pacific Corp.	9,900	243,342
MeadWestvaco Corp.	14,638	410,449
Weyerhaeuser Co.	20,400	1,298,460
		3,791,551
Telecommunication Services 3.1%
Diversified Telecommunication Services 2.8%
ALLTEL Corp.	27,500	1,712,700
AT&T Corp.	61,904	1,178,652
BellSouth Corp.	144,700	3,844,679
CenturyTel, Inc.	12,250	424,217
Citizens Communications Co.	24,400	327,936
Qwest Communications International, Inc.*	130,991	485,977
SBC Communications, Inc.	264,065	6,271,544
Sprint Corp.	115,000	2,885,350
Verizon Communications, Inc.	217,150	7,502,532
		24,633,587
Wireless Telecommunication Services 0.3%
Nextel Communications, Inc. "A"*	87,800	2,836,818
	Shares	Value ($)

Utilities 3.4%
Electric Utilities 2.1%
Allegheny Energy, Inc.*	11,300	284,986
Ameren Corp.	13,900	768,670
American Electric Power Co., Inc.	29,640	1,092,827
CenterPoint Energy, Inc.	20,200	266,842
Cinergy Corp.	17,300	775,386
Consolidated Edison, Inc.	21,100	988,324
DTE Energy Co.	11,900	556,563
Edison International	26,100	1,058,355
Entergy Corp.	18,100	1,367,455
Exelon Corp.	54,250	2,784,652
FirstEnergy Corp.	27,984	1,346,310
FPL Group, Inc.	29,100	1,223,946
PG&E Corp.	30,300	1,137,462
Pinnacle West Capital Corp.	5,900	262,255
PPL Corp.	13,760	817,069
Progress Energy, Inc.	20,108	909,686
Southern Co.	61,500	2,132,205
TECO Energy, Inc.	13,000	245,830
Xcel Energy, Inc.	28,015	546,853
		18,565,676
Gas Utilities 0.1%
KeySpan Corp.	14,200	577,940
Nicor, Inc.	2,700	111,159
NiSource, Inc.	20,308	502,217
Peoples Energy Corp.	2,200	95,612
		1,286,928
Independent Power Producers & Energy Traders 0.7%
AES Corp.*	49,300	807,534
Calpine Corp.* (e)	47,689	162,143
Constellation Energy Group	13,300	767,277
Duke Energy Corp. (e)	76,900	2,286,237
Dynegy, Inc. "A"*	28,735	139,652
TXU Corp.	18,300	1,520,547
		5,683,390
	Shares	Value ($)

Multi-Utilities 0.5%
CMS Energy Corp.*	18,916	284,875
Dominion Resources, Inc.	28,216	2,070,772
Public Service Enterprise Group, Inc.	17,600	1,070,432
Sempra Energy	19,610	810,089
		4,236,168
Total Common Stocks (Cost $855,113,306)		865,128,651
	Principal Amount ($)	Value ($)

US Government Backed 0.1%
US Treasury Bill, 2.869%**, 7/14/2005 (c) (Cost $1,178,805)	1,180,000	1,178,805
	Shares	Value ($)

Securities Lending Collateral 1.3%
Scudder Daily Assets Fund Institutional, 3.19% (d) (f) (Cost $11,394,700)	11,394,700	11,394,700

Cash Equivalents 0.5%
Scudder Cash Management QP Trust, 3.14% (b) (Cost $4,162,866)	4,162,866	4,162,866
	Shares	Value ($)

Total Investment Portfolio (Cost $871,849,677) (a)	101.2	881,865,022
Other Assets and Liabilities, Net	(1.2)	(10,593,899)
Net Assets	100.0	871,271,123
Notes to Scudder VIT Equity 500 Index Fund Portfolio of Investments

* Non-income producing security.

** Annualized yield at time of purchase; not a coupon rate.

(a) The cost for federal income tax purposes was $879,357,686. At June 30, 2005, net unrealized appreciation for all securities based on tax cost was $2,507,336. This consisted of aggregate gross unrealized appreciation for all securities in which there was a excess of value over tax cost of $125,322,286 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $122,814,950.

(b) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(c) At June 30, 2005, this security, in part or in whole, has been segregated to cover initial margin requirements for open futures contracts.

(d) Scudder Daily Assets Fund Institutional, an affiliated fund, is also managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e) All or a portion of this security was on loan. The value of all securities loaned at June 30, 2005 amounted to $11,135,432, which is 1.28% of net assets.

(f) Represents collateral held in connection with security lending.

REIT: Real Estate Investment Trust

At June 30, 2005, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
S&P 500 Index	9/15/2005	22	6,629,499	6,575,250	(54,249)

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2005 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $856,292,111) — including $11,135,432 of securities loaned	$ 866,307,456
Investment in Scudder Daily Assets Fund Institutional (cost $11,394,700)*	11,394,700
Investment in Scudder Cash Management QP Trust (cost $4,162,866)	4,162,866
Total investments in securities, at value (cost $871,849,677)	881,865,022
Dividends receivable	1,033,402
Interest receivable	31,819
Receivable for Fund shares sold	561,639
Other assets	14,030
Total assets	883,505,912
Liabilities
Payable upon return of securities loaned	11,394,700
Payable for Fund shares redeemed	545,663
Payable for daily variation margin on open futures contracts	40,700
Accrued advisory fee	84,065
Other accrued expenses and payables	169,661
Total liabilities	12,234,789
Net assets, at value	$ 871,271,123
Net Assets
Net assets consist of: Undistributed net investment income	6,092,896
Net unrealized appreciation (depreciation) on: Investments	10,015,345
Futures	(54,249)
Accumulated net realized gain (loss)	(26,648,778)
Paid-in capital	881,865,909
Net assets, at value	$ 871,271,123
Class A Net Asset Value, offering and redemption price per share ($815,991,135 ÷ 65,762,146 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 12.41
Class B Net Asset Value, offering and redemption price per share ($55,279,988 ÷ 4,452,692 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 12.41

* Represents collateral on securities loaned.

Statement of Operations for the six months ended June 30, 2005 (Unaudited)
Investment Income
Income: Dividends	$ 7,478,062
Interest	83,019
Interest — Scudder Cash Management QP Trust	33,337
Securities lending income, including income from Scudder Daily Assets Fund Institutional, net of borrower rebates	10,406
Total Income	7,604,824
Expenses: Advisory fee	825,729
Adminstrative service fee	124,551
Custodian fees	21,282
Distribution service fees (Class B)	66,862
Services to shareholders	67,335
Auditing	17,475
Legal	16,310
Trustees' fees and expenses	17,327
Reports to shareholders	33,056
Registration fees	2,499
Total expenses, before expense reductions	1,192,426
Expense reductions	(129)
Total expenses, after expense reductions	1,192,297
Net investment income (loss)	6,412,527
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(2,319,443)
Futures	(256,264)
(2,575,707)
Net unrealized appreciation (depreciation) during the period on: Investments	(11,225,827)
Futures	(115,174)
(11,341,001)
Net gain (loss) on investment transactions	(13,916,708)
Net increase (decrease) in net assets resulting from operations	$ (7,504,181)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2005 (Unaudited)	Year Ended December 31, 2004
Operations: Net investment income (loss)	$ 6,412,527	$ 12,737,520
Net realized gain (loss) on investment transactions	(2,575,707)	1,928,675
Net unrealized appreciation (depreciation) on investment transactions during the period	(11,341,001)	62,935,869
Net increase (decrease) in net assets resulting from operations	(7,504,181)	77,602,064
Distributions to shareholders from: Net investment income Class A	(12,006,950)	(7,389,469)
Class B	(714,321)	(217,946)
Portfolio share transactions: Class A Proceeds from shares sold	117,840,505	204,875,496
Reinvestment of distributions	12,006,950	7,389,469
Cost of shares redeemed	(85,131,436)	(114,827,674)
Net increase (decrease) in net assets from Class A share transactions	44,716,019	97,437,291
Class B Proceeds from shares sold	13,126,367	57,585,613
Reinvestment of distributions	714,321	217,946
Cost of shares redeemed	(10,700,379)	(25,884,728)
Net increase (decrease) in net assets from Class B share transactions	3,140,309	31,918,831
Increase (decrease) in net assets	27,630,876	199,350,771
Net assets at beginning of period	843,640,247	644,289,476
Net assets at end of period (including undistributed net investment income of $6,092,896 and $12,401,640, respectively)	$ 871,271,123	$ 843,640,247
Other Information
Class A Shares outstanding at beginning of period	62,064,495	53,842,448
Shares sold	9,472,759	17,356,257
Shares issued to shareholders in reinvestment of distributions	1,010,686	638,123
Shares redeemed	(6,785,794)	(9,772,333)
Net increase (decrease) in Portfolio shares	3,697,651	8,222,047
Shares outstanding at end of period	65,762,146	62,064,495
Class B Shares outstanding at beginning of period	4,191,602	1,488,624
Shares sold	1,053,327	4,853,521
Shares issued to shareholders in reinvestment of distributions	60,077	18,805
Shares redeemed	(852,314)	(2,169,348)
Net increase (decrease) in Portfolio shares	261,090	2,702,978
Shares outstanding at end of period	4,452,692	4,191,602

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A

Years Ended December 31,	2005[a]	2004	2003	2002	2001	2000
Selected Per Share Data
Net asset value, beginning of period	$ 12.73	$ 11.64	$ 9.20	$ 11.98	$ 13.77	$ 15.18
Income (loss) from investment operations: Net investment income (loss)[b]	.10	.21	.15	.14	.09	.13
Net realized and unrealized gain (loss) on investment transactions	(.22)	1.01	2.41	(2.81)	(1.77)	(1.53)
Total from investment operations	(.12)	1.22	2.56	(2.67)	(1.68)	(1.40)
Less distributions from: Net investment income	(.20)	(.13)	(.12)	(.11)	(.10)	—
Net realized gains on investment transactions	—	—	—	—	(.01)	(.01)
Total distributions	(.20)	(.13)	(.12)	(.11)	(.11)	(.01)
Net asset value, end of period	$ 12.41	$ 12.73	$ 11.64	$ 9.20	$ 11.98	$ 13.77
Total Return (%)	(.91)**	10.59	28.16[c]	(22.31)[c]	(12.18)[c]	(9.24)[c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	816	790	627	395	466	428
Ratio of expenses before expense reductions (%)	.27*	.28	.30	.32	.31	.34
Ratio of expenses after expense reductions (%)	.27*	.29	.30	.30	.30	.30
Ratio of net investment income (loss) (%)	1.57*	1.76	1.50	1.33	1.06	1.00
Portfolio turnover rate (%)	5**	1	1	10	2[d]	3

a For the six months ended June 30, 2005 (Unaudited).

b Based on average shares outstanding during the period.

c Total return would have been lower had certain expenses not been reduced.

d Portfolio turnover excludes the impact of redemption in kind.

* Annualized

** Not annualized

Class B

Years Ended December 31,	2005[a]	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.72	$ 11.63	$ 9.20	$ 11.27
Income (loss) from investment operations: Net investment income (loss)[c]	.08	.20	.14	.09
Net realized and unrealized gain (loss) on investment transactions	(.22)	.99	2.40	(2.07)
Total from investment operations	(.14)	1.19	2.54	(1.98)
Less distributions from: Net investment income	(.17)	(.10)	(.11)	(.09)
Net asset value, end of period	$ 12.41	$ 12.72	$ 11.63	$ 9.20
Total Return (%)	(1.08)**	10.32	27.83	(17.56)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55	53	17	3
Ratio of expenses before expense reductions (%)	.52*	.53	.55	.55*
Ratio of expenses after expense reductions (%)	.52*	.54	.55	.55*
Ratio of net investment income (loss) (%)	1.32*	1.71	1.29	1.45*
Portfolio turnover rate (%)	5**	1	1	10

a For the six months ended June 30, 2005 (Unaudited).

b For the period April 30, 2002 (commencement of operations) to December 31, 2002.

c Based on average shares outstanding during the period.

* Annualized

** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

Scudder Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprise of several funds. Scudder VIT Equity 500 Index Fund (the "Fund") is one of the series the Trust offers to investors.

Multiple Classes of Shares of Beneficial Interest. The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. Class B Shares are subject to Rule 12b-1 fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B Shares average daily net assets. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Fund may enter into futures contracts as a hedge against anticipated interest rate changes and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At December 31, 2004, the Fund had a net tax basis capital loss carryforward of approximately $16,576,761 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2011, the expiration date, whichever occurs first. This may be subject to certain limitations under sections 382-384 of the Internal Revenue Code.

Distribution of Income and Gains. Net investment income of the Fund, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Purchases and Sales of Securities

During the six months ended June 30, 2005, purchases and sales of investment securities (excluding short-term investments) aggregated $85,726,689 and $40,061,470, respectively.

C. Related Parties

Deutsche Asset Management, Inc. ("DeAM" or "Advisor"), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.20%.

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Fund. As the Fund's investment sub-advisor, NTI makes the Fund's investment decisions. It buys and sells securities for the Fund and conducts the research that leads to these purchase and sale decisions. DeAM, Inc. pays a fee to NTI for acting as investment sub-advisor to the Fund.

The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of average daily net assets for Class A Shares and 0.55% of average daily net assets for Class B Shares until April 30, 2006.

Effective May 1, 2002, the Advisor may recoup any of its waived investment advisory fees within the following three years if the Fund is able to make the repayment without exceeding its current expense limits. At June 30, 2005, there were no amounts subject to repayment to the Advisor.

Investment Company Capital Corp. ("ICCC" or the "Administrator"), an affiliate of the Advisor, is the Fund's Administrator. The Fund pays the Administrator an annual fee ("Administrator service fee") based on its average daily net assets which is accrued daily and payable monthly at an annual rate of 0.03%. For the six months ended June 30, 2005, ICCC received an administrator service fee of $124,551, all of which is paid.

ICCC has entered into a sub-accounting agreement with Scudder Fund Accounting Corp. ("SFAC"), a wholly owned subsidiary of Deutsche Bank AG. Under the agreement, SFAC performs accounting services and other related services to the Fund. Pursuant to a sub-accounting agreement between SFAC and State Street Bank and Trust Company, SFAC has delegated certain accounting functions to State Street Corp. The costs and expenses of such delegation are borne by ICCC, not by the Fund.

Scudder Distributors, Inc. ("SDI"), also an affiliate of the Advisor, is the Fund's Distributor. In accordance with the Distribution Plan, SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2005, the Distribution fee was $66,862, of which $11,412 was unpaid.

Service Provider Fees. Scudder Investments Service Company ("SISC"), an affiliate of the Advisor, is the transfer, dividend-paying and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between SISC and DST Systems, Inc. ("DST"), SISC has delegated certain transfer agent and dividend paying agent functions to DST. SISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2005, the amount charged to the Fund by SISC aggregated $66,885, of which all is unpaid at June 30, 2005.

Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. ("DeIM"), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and regulatory filing services to the Fund. For the six months ended June 30, 2005, the amount charged to the Fund by DeIM included in the reports to shareholders aggregated $6,340, of which $3,100 is unpaid at June 30, 2005.

Trustees Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor retainer fees specified amounts for attended board and committee meetings.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Expense Reductions

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2004, the Fund's custodian fees were reduced by $129 for custody credits earned.

E. Line of Credit

The Fund and several other funds and portfolios advised or administered by the Advisor or its affiliates (the "Participants") share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

F. Regulatory Matters and Litigation

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds" investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds" investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

Proxy Voting

A description of the Fund's policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the twelve-month period ended June 30 is available on our Web site — scudder.com (type "proxy voting" in the search field) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

About the Fund's Advisor

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.

Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

SCUDDER INVESTMENTS

Deutsche Asset Management

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

vf-equ500-3 (8/31/05) 39775

Printed on recycled paper

ITEM 2.         CODE OF ETHICS.

                Not applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS

                Not Applicable

ITEM 6.         SCHEDULE OF INVESTMENTS

                Not Applicable

ITEM 7.         DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
                CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 9.         PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
                INVESTMENT COMPANY AND AFFILIATED PURCHASERS

                Not Applicable.

ITEM 10.        SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD
21202.

ITEM 11.        CONTROLS AND PROCEDURES.

(a) The Chief Executive and Financial Officers concluded that the Registrant's
Disclosure Controls and Procedures are effective based on the evaluation of the
Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.        EXHIBITS.

(a)(1)   Certification  pursuant to Rule 30a-2(a) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(a))  is filed  and  attached  hereto  as
         Exhibit 99.CERT.

(b)      Certification  pursuant to Rule 30a-2(b) under the  Investment  Company
         Act of 1940 (17 CFR  270.30a-2(b))  is furnished and attached hereto as
         Exhibit 99.906CERT.

Form N-CSR Item F

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Equity 500 Index Fund, a series of Scudder
                                    Investments VIT Funds

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Equity 500 Index Fund, a series of Scudder
                                    Investments VIT Funds

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 23, 2005

By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 23, 2005